CONSOLIDATED SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Common Stocks—44.4%
Consumer Discretionary—11.2%
Auto Components—0.5%
Bridgestone Corp.	52,900	$ 1,985,727
Continental AG	4,713	651,945
Koito Manufacturing Co. Ltd.	31,400	1,572,740
Valeo SA	85,647	2,673,279
		6,883,691

Automobiles—0.4%
Bayerische Motoren Werke AG	29,998	1,782,658
Volkswagen AG	19,045	3,188,767
		4,971,425

Distributors—0.1%
Pool Corp.	5,680	1,075,622

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc.[1]	7,340	1,116,194

Entertainment—1.1%
Capcom Co. Ltd.	51,900	1,088,628
Live Nation Entertainment, Inc.[1]	15,680	1,129,901
NCSoft Corp.	1,204	487,831
Nexon Co. Ltd.[1]	130,200	2,065,870
Nintendo Co. Ltd.	16,800	6,155,035
Tencent Music Entertainment Group, ADR[1]	20	285
Ubisoft Entertainment SA1	14,620	1,212,332
Walt Disney Co. (The)	26,300	3,761,163
		15,901,045

Hotels, Restaurants & Leisure—1.3%
Accor SA	44,950	2,000,268
Alsea SAB de CV1	160,072	326,346
Carnival Corp.	24,390	1,151,940
Chipotle Mexican Grill, Inc. , Cl. A1	1,230	978,502
Darden Restaurants, Inc.	4,320	525,139
Flutter Entertainment plc	1,440	114,068
Hilton Worldwide Holdings, Inc.	5,390	520,404
Huazhu Group Ltd. , ADR	62,229	2,038,622
International Game Technology plc	61,820	825,297
Jollibee Foods Corp.	41,120	208,909
Kangwon Land, Inc.	30,830	797,606
Planet Fitness, Inc. , Cl. A1	12,110	952,573
Sands China Ltd.	363,200	1,755,473
Yum China Holdings, Inc.	114,104	5,191,732
		17,386,879

Household Durables—0.4%
SEB SA1	2,490	398,831

1 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables (Continued)
SEB SA, Prime[1]	8,210	$ 1,315,023
Sony Corp.	64,300	3,651,880
Steinhoff International Holdings NV1	255,607	20,865
		5,386,599

Interactive Media & Services—2.1%
Alphabet, Inc. , Cl. A1	11,180	13,619,476
Baidu, Inc. , Sponsored ADR[1]	3,470	387,599
Facebook, Inc. , Cl. A1	34,770	6,753,377
IAC/InterActiveCorp[1]	4,120	984,886
Tencent Holdings Ltd.	130,885	6,121,542
Yandex NV, Cl. A1	21,041	825,228
		28,692,108

Internet & Catalog Retail—1.5%
Alibaba Group Holding Ltd. , Sponsored ADR[1]	75,936	13,145,281
Amazon. com, Inc.[1]	968	1,807,043
Baozun, Inc. , Sponsored ADR[1]	4,440	220,268
Farfetch Ltd. , Cl. A1	47,090	946,509
JD. com, Inc. , ADR[1]	92,813	2,776,037
Meituan Dianping, Cl. B1	232,800	1,890,902
MercadoLibre, Inc.[1]	611	379,688
		21,165,728

Leisure Products—0.2%
Bandai Namco Holdings, Inc.	66,500	3,557,899

Media—0.2%
Cable One, Inc.	450	547,560
CyberAgent, Inc.	28,400	1,147,025
Zee Entertainment Enterprises Ltd.	163,330	852,325
		2,546,910

Multiline Retail—0.3%
Dollarama, Inc.	34,133	1,264,664
Lojas Americanas SA	234,914	1,117,217
Ollie's Bargain Outlet Holdings, Inc.[1]	3,710	314,200
SACI Falabella	161,061	995,171
		3,691,252

Specialty Retail—0.9%
Dufry AG1	10,362	909,466
Industria de Diseno Textil SA	173,863	5,185,229
Nitori Holdings Co. Ltd.	10,100	1,362,712
O'Reilly Automotive, Inc.[1]	3,530	1,344,083
Tiffany & Co.	24,890	2,337,669
Tractor Supply Co.	9,390	1,021,726

2 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Specialty Retail (Continued)
Ulta Beauty, Inc.[1]	2,650	$ 925,512
		13,086,397
Textiles, Apparel & Luxury Goods—2.1%
Brunello Cucinelli SpA	14,041	444,367
Cie Financiere Richemont SA	15,256	1,302,141
Hermes International	3,571	2,509,561
Kering SA	17,628	9,105,917
lululemon athletica, Inc.[1]	7,180	1,372,026
LVMH Moet Hennessy Louis Vuitton SE	31,140	12,876,179
Moncler SpA	12,835	526,122
PRADA SpA	264,100	816,836
		28,953,149

Consumer Staples—3.9%
Beverages—1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	84,609	324,772
Coca-Cola European Partners plc	59,160	3,270,365
Diageo plc	84,410	3,521,981
Fomento Economico Mexicano SAB de CV	179,055	1,622,952
Fomento Economico Mexicano SAB de CV, Sponsored ADR	6,830	619,481
Heineken NV	10,935	1,173,654
Keurig Dr Pepper, Inc.	20,120	566,177
Pernod Ricard SA	18,110	3,170,901
		14,270,283

Food & Staples Retailing—0.4%
Alimentation Couche-Tard, Inc. , Cl. B	31,425	1,926,263
Atacadao SA	145,100	890,063
BIM Birlesik Magazalar AS	29,222	244,916
CP ALL PCL	475,900	1,340,121
Shoprite Holdings Ltd.	54,525	586,047
Wal-Mart de Mexico SAB de CV	169,812	501,007
		5,488,417

Food Products—1.0%
Barry Callebaut AG	694	1,357,567
Danone SA	47,870	4,150,309
McCormick & Co. , Inc.	5,120	811,725
Nestle SA	16,660	1,767,917
Saputo, Inc.	32,952	995,201
Vietnam Dairy Products JSC	45,066	238,827
WH Group Ltd.[2]	4,378,500	4,269,417
		13,590,963

Household Products—0.3%
Church & Dwight Co. , Inc.	10,640	802,681

3 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Products (Continued)
Colgate-Palmolive Co.	51,590	$ 3,701,067
		4,503,748

Personal Products—0.8%
Amorepacific Corp.	10,406	1,225,924
AMOREPACIFIC Group	3,261	157,789
Hengan International Group Co. Ltd.	233,500	1,757,181
LG Household & Health Care Ltd.	2,329	2,466,461
Natura Cosmeticos SA	37,200	596,257
Pola Orbis Holdings, Inc.	25,000	627,441
Unilever plc	73,760	4,442,447
		11,273,500

Tobacco—0.3%
Philip Morris International, Inc.	28,070	2,346,933
Swedish Match AB	45,837	1,751,892
		4,098,825

Energy—1.1%
Energy Equipment & Services—0.2%
TechnipFMC plc	113,826	3,127,489

Oil, Gas & Consumable Fuels—0.9%
BP plc	341,860	2,254,505
Cheniere Energy, Inc.[1]	6,430	418,915
Diamondback Energy, Inc.	4,320	446,818
LUKOIL PJSC, Sponsored ADR	12,580	1,034,297
Novatek PJSC, Sponsored GDR	20,000	4,177,512
TOTAL SA	69,070	3,578,989
		11,911,036

Financials—5.8%
Capital Markets—1.3%
B3 SA-Brasil Bolsa Balcao	80,600	891,038
China International Capital Corp. Ltd. , Cl. H2	189,200	359,021
Credit Suisse Group AG1	155,690	1,885,504
Goldman Sachs Group, Inc. (The)	10,170	2,238,722
Hong Kong Exchanges & Clearing Ltd.	46,611	1,574,154
KKR & Co. , Inc. , Cl. A	13,910	372,092
MarketAxess Holdings, Inc.	1,620	546,005
MSCI, Inc. , Cl. A	5,590	1,270,272
S&P Global, Inc.	27,610	6,763,070
Tradeweb Markets, Inc. , Cl. A	6,550	310,208
UBS Group AG1	167,775	1,864,286
		18,074,372

Commercial Banks—2.1%
Akbank TAS[1]	511,438	692,323

4 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Commercial Banks (Continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santander, Cl. B	259,844	$ 371,249
Bandhan Bank Ltd.[2]	17,202	120,081
Bank Central Asia Tbk PT	248,000	545,444
BNP Paribas SA	32,310	1,501,356
BOC Hong Kong Holdings Ltd.	473,500	1,812,224
Citigroup, Inc.	67,880	4,830,341
Commercial International Bank Egypt SAE	101,211	442,378
Credicorp Ltd.	7,830	1,706,862
First Republic Bank	3,410	338,818
Grupo Aval Acciones y Valores SA, ADR	59,810	449,173
Grupo Financiero Inbursa SAB de CV, Cl. O	456,892	560,751
HSBC Holdings plc	258,590	2,059,462
ICICI Bank Ltd. , Sponsored ADR	429,790	5,247,736
ING Groep NV	198,782	2,206,258
Itau Unibanco Holding SA, ADR	45,540	416,691
Kotak Mahindra Bank Ltd.	129,168	2,844,178
Sberbank of Russia PJSC	66,458	243,942
Siam Commercial Bank PCL (The)	95,600	424,722
Societe Generale SA	49,670	1,216,701
Turkiye Garanti Bankasi AS1	125,240	219,397
		28,250,087
Consumer Finance—0.0%
Cholamandalam Investment & Finance Co. Ltd.	76,405	288,447
Diversified Financial Services—0.1%
Ayala Corp.	8,080	151,880
FirstRand Ltd.	360,446	1,547,381
		1,699,261
Insurance—1.4%
AIA Group Ltd.	270,200	2,754,232
Allianz SE	16,542	3,856,272
Arthur J. Gallagher & Co.	10,330	934,142
Japan Post Insurance Co. Ltd.	48,200	803,482
Legal & General Group plc	311,894	989,281
Ping An Insurance Group Co. of China Ltd. , Cl. A	104,756	1,328,451
Prudential plc	408,198	8,418,633
		19,084,493
Real Estate Investment Trusts (REITs)—0.2%
Alexandria Real Estate Equities, Inc.	3,760	550,314
SBA Communications Corp. , Cl. A1	4,780	1,173,060
Unibail-Rodamco-Westfield	5,898	789,576
		2,512,950
Real Estate Management & Development—0.5%
Ayala Land, Inc.	698,500	683,638

5 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development (Continued)
CBRE Group, Inc. , Cl. A1	11,870	$ 629,229
DLF Ltd.	1,640,234	4,239,401
Emaar Properties PJSC	278,799	419,208
Hang Lung Properties Ltd.	5,000	11,776
Oberoi Realty Ltd.[1]	32,418	258,088
SM Prime Holdings, Inc.	594,103	425,544
		6,666,884
Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd.	105,708	3,257,924
Health Care—4.8%
Biotechnology—1.5%
ACADIA Pharmaceuticals, Inc.[1]	35,630	875,785
AnaptysBio, Inc.[1]	10,520	565,029
Ascendis Pharma AS, ADR[1]	2,810	325,286
Biocon Ltd.	52,667	172,568
Bluebird Bio, Inc.[1]	7,640	1,002,597
Blueprint Medicines Corp.[1]	14,090	1,411,113
CSL Ltd.	11,905	1,858,938
Exact Sciences Corp.[1]	2,950	339,575
Galapagos NV1	2,998	520,194
GlycoMimetics, Inc.[1]	46,490	429,103
Grifols SA	71,961	2,327,532
Incyte Corp.[1]	16,960	1,440,243
Innovent Biologics, Inc.[1,2]	120,000	385,526
Ionis Pharmaceuticals, Inc.[1]	19,810	1,304,687
MacroGenics, Inc.[1]	43,630	627,836
Mirati Therapeutics, Inc.[1]	8,009	847,352
Ra Pharmaceuticals, Inc.[1]	19,110	650,504
Sage Therapeutics, Inc.[1]	12,920	2,071,593
Sarepta Therapeutics, Inc.[1]	10,480	1,559,948
Shanghai Junshi Biosciences Co. Ltd. , Cl. H1,2	32,000	126,049
uniQure NV1	16,330	957,755
Veracyte, Inc.[1]	19,320	548,108
		20,347,321
Health Care Equipment & Supplies—1.0%
Cooper Cos. , Inc. (The)	2,940	991,956
DexCom, Inc.[1]	5,930	930,239
Edwards Lifesciences Corp.[1]	3,070	653,449
Hoya Corp.	26,700	2,051,388
IDEXX Laboratories, Inc.[1]	4,040	1,139,482
LivaNova plc[1]	4,830	372,152
Masimo Corp.[1]	4,030	636,135
Medtronic plc	18,700	1,906,278
ResMed, Inc.	7,580	975,546
Siemens Healthineers AG2	34,736	1,451,155
STERIS plc	4,570	680,290

6 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Health Care Equipment & Supplies (Continued)
Varian Medical Systems, Inc.[1]	1,160	$ 136,149
West Pharmaceutical Services, Inc.	4,250	583,398
Zimmer Biomet Holdings, Inc.	12,260	1,656,694
		14,164,311
Health Care Providers & Services—0.7%
Anthem, Inc.	18,900	5,568,129
Centene Corp.[1]	29,400	1,531,446
Fresenius Medical Care AG & Co. KGaA	27,947	1,946,668
Sinopharm Group Co. Ltd. , Cl. H	170,400	628,871
		9,675,114
Health Care Technology—0.1%
Ping An Healthcare & Technology Co. Ltd.[1,2]	6,496	28,067
Veeva Systems, Inc. , Cl. A1	4,310	715,029
		743,096
Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	33,730	2,341,199
Bio-Rad Laboratories, Inc. , Cl. A1	1,720	541,628
Bio-Techne Corp.	2,030	426,605
ICON plc[1]	6,380	996,365
IQVIA Holdings, Inc.[1]	7,090	1,128,515
Lonza Group AG1	5,894	2,016,284
Samsung Biologics Co. Ltd.[1,2]	2,306	543,844
Wuxi Biologics Cayman, Inc.[1,2]	56,100	601,987
		8,596,427
Pharmaceuticals—0.9%
Bayer AG	56,173	3,648,507
Hansoh Pharmaceutical Group Co. Ltd.[1,2]	76,000	206,307
Hutchison China MediTech Ltd. , ADR[1]	7,063	147,687
Jiangsu Hengrui Medicine Co. Ltd. , Cl. A	198,328	1,915,658
Novo Nordisk AS, Cl. B	35,469	1,702,393
resTORbio, Inc.[1]	41,150	447,712
Roche Holding AG	5,019	1,343,860
Takeda Pharmaceutical Co. Ltd.	91,073	3,151,043
		12,563,167
Industrials—6.6%
Aerospace & Defense—1.6%
Airbus SE	113,490	16,044,679
HEICO Corp.	8,590	1,174,683
MTU Aero Engines AG	6,472	1,618,758
Rolls-Royce Holdings plc[1]	158,310	1,655,297
TransDigm Group, Inc.[1]	2,030	985,443
		21,478,860

7 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Air Freight & Couriers—0.3%
United Parcel Service, Inc. , Cl. B	22,940	$ 2,740,642
ZTO Express Cayman, Inc. , ADR	59,642	1,171,965
		3,912,607
Building Products—0.2%
Assa Abloy AB, Cl. B	116,270	2,663,084
Masco Corp.	13,490	549,987
		3,213,071
Commercial Services & Supplies—0.5%
Cintas Corp.	4,010	1,044,365
Copart, Inc.[1]	3,110	241,118
Edenred	43,451	2,178,856
Prosegur Cash SA2	269,656	546,421
Prosegur Cia de Seguridad SA	181,510	845,721
Republic Services, Inc. , Cl. A	9,580	849,267
Waste Connections, Inc.	10,160	921,715
		6,627,463
Construction & Engineering—0.0%
Boskalis Westminster	21,877	494,913
Electrical Equipment—0.8%
AMETEK, Inc.	6,780	607,556
Legrand SA	18,560	1,308,373
Melrose Industries plc	374,782	840,881
Mitsubishi Electric Corp.	112,100	1,464,952
Nidec Corp.	47,200	6,331,834
		10,553,596
Industrial Conglomerates—0.5%
3M Co.	14,340	2,505,485
Jardine Strategic Holdings Ltd.	29,691	1,022,710
Roper Technologies, Inc.	3,710	1,349,141
Siemens AG	12,637	1,387,209
SM Investments Corp.	58,924	1,156,624
		7,421,169
Machinery—1.3%
Aalberts NV	26,836	1,079,194
Atlas Copco AB, Cl. A	105,670	3,236,775
Epiroc AB, Cl. A	90,784	994,152
FANUC Corp.	10,900	1,941,828
IDEX Corp.	7,340	1,234,735
ITT, Inc.	2,690	167,910
Komatsu Ltd.	57,200	1,275,256
Kubota Corp.	70,900	1,098,675
Minebea Mitsumi, Inc.	81,000	1,385,953
SMC Corp.	4,800	1,744,278

8 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Machinery (Continued)
VAT Group AG1,2	13,339	$ 1,666,899
Weir Group plc (The)	42,507	769,789
Woodward, Inc.	4,400	492,976
		17,088,420
Professional Services—1.0%
Bureau Veritas SA	37,690	939,409
CoStar Group, Inc.[1]	2,270	1,396,958
Equifax, Inc.	17,410	2,421,557
IHS Markit Ltd.[1]	15,070	970,809
Intertek Group plc	14,260	985,783
Recruit Holdings Co. Ltd.	176,000	5,989,449
TransUnion	6,170	510,814
		13,214,779
Road & Rail—0.1%
Old Dominion Freight Line, Inc.	1,480	247,131
Seibu Holdings, Inc.	96,700	1,520,444
		1,767,575
Trading Companies & Distributors—0.3%
Bunzl plc	27,293	714,247
Ferguson plc	10,426	776,502
ITOCHU Corp.	128,600	2,453,751
		3,944,500
Transportation Infrastructure—0.0%
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	26,666	404,852
Information Technology—8.3%
Communications Equipment—0.2%
Motorola Solutions, Inc.	6,230	1,033,931
Nokia OYJ	414,440	2,233,166
		3,267,097
Electronic Equipment, Instruments, & Components—1.9%
CDW Corp.	9,600	1,134,336
Hitachi Ltd.	67,000	2,383,120
Keyence Corp.	9,700	5,535,656
Keysight Technologies, Inc.[1]	10,320	923,846
Murata Manufacturing Co. Ltd.	116,200	5,124,184
Omron Corp.	40,800	1,947,103
Sunny Optical Technology Group Co. Ltd.	25,400	296,586
TDK Corp.	67,600	5,208,331
TE Connectivity Ltd.	31,810	2,939,244
		25,492,406
IT Services—1.2%
Amadeus IT Group SA	14,511	1,135,047

9 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services (Continued)
Atos SE	2,240	$ 180,458
Black Knight, Inc.[1]	5,770	365,357
Booz Allen Hamilton Holding Corp. , Cl. A	10,370	712,938
EPAM Systems, Inc.[1]	9,770	1,893,328
Euronet Worldwide, Inc.[1]	5,390	840,355
PayPal Holdings, Inc.[1]	42,940	4,740,576
StoneCo Ltd. , Cl. A1	38,890	1,361,539
Tata Consultancy Services Ltd.	36,986	1,182,877
Total System Services, Inc.	10,900	1,479,348
Twilio, Inc. , Cl. A1	4,490	624,604
WEX, Inc.[1]	3,490	761,064
Worldline SA1,2	13,016	930,549
		16,208,040
Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc.[1]	21,440	652,848
ams AG1	18,191	948,651
ASML Holding NV	11,610	2,575,163
Cree, Inc.[1]	4,490	279,188
Infineon Technologies AG	128,905	2,442,779
KLA Corp.	2,580	351,706
Lam Research Corp.	3,970	828,182
Marvell Technology Group Ltd.	18,130	476,094
Maxim Integrated Products, Inc.	76,660	4,537,505
Monolithic Power Systems, Inc.	3,730	552,637
STMicroelectronics NV3	105,930	1,944,286
STMicroelectronics NV3	169,500	3,093,375
Taiwan Semiconductor Manufacturing Co. Ltd.	474,000	3,918,782
Taiwan Semiconductor Manufacturing Co. Ltd. , Sponsored ADR	51,230	2,183,935
Xilinx, Inc.	3,380	386,030
		25,171,161
Software—3.1%
Adobe, Inc.[1]	22,270	6,655,612
ANSYS, Inc.[1]	1,840	373,741
Aspen Technology, Inc.[1]	2,610	344,181
Atlassian Corp. plc, Cl. A1	9,910	1,388,589
Blue Prism Group plc[1]	6,370	110,485
Coupa Software, Inc.[1]	3,810	517,055
Dassault Systemes SE	7,383	1,117,659
Fair Isaac Corp.[1]	2,620	910,240
Intuit, Inc.	25,150	6,974,346
Microsoft Corp.	7,440	1,013,849
Oracle Corp. Japan	21,100	1,751,268
Paycom Software, Inc.[1]	2,160	520,020
RingCentral, Inc. , Cl. A1	10,340	1,468,073
SAP SE	100,339	12,446,830
ServiceNow, Inc.[1]	610	169,208
Splunk, Inc.[1]	4,360	589,952

10 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Software (Continued)
Synopsys, Inc.[1]	10,900	$ 1,447,084
Temenos AG1	12,707	2,231,925
Trade Desk, Inc. (The), Cl. A1	1,720	452,893
Xero Ltd.[1]	37,879	1,674,878
Zendesk, Inc.[1]	7,470	624,193
		42,782,081
Technology Hardware, Storage & Peripherals—0.1%
Samsung Electronics Co. Ltd.	22,819	870,620
Materials—2.1%
Chemicals—0.7%
Air Liquide SA	34,377	4,744,411
Akzo Nobel NV	27,518	2,595,781
Ingevity Corp.[1]	3,660	360,657
Sika AG	11,454	1,655,059
		9,355,908
Construction Materials—0.1%
Dalmia Bharat Ltd.	11,461	153,239
Indocement Tunggal Prakarsa Tbk PT	276,500	441,756
James Hardie Industries plc	54,500	733,525
Martin Marietta Materials, Inc.	690	170,947
Semen Indonesia Persero Tbk PT	212,500	193,821
		1,693,288
Containers & Packaging—0.2%
Avery Dennison Corp.	3,690	423,870
Ball Corp.	13,080	934,959
CCL Industries, Inc. , Cl. B	36,461	1,823,326
		3,182,155
Metals & Mining—1.1%
Agnico Eagle Mines Ltd.	53,430	2,790,649
Anglo American plc	107,415	2,651,869
Glencore plc[1]	730,130	2,350,871
Grupo Mexico SAB de CV	482,838	1,181,411
MMC Norilsk Nickel PJSC	691	159,480
MMC Norilsk Nickel PJSC, ADR	14,239	328,763
Polyus PJSC, GDR[2]	5,400	275,128
Real Gold Mining Ltd.[1,4]	273,000	0
Vale SA, Cl. B, Sponsored ADR	65,000	844,350
Wheaton Precious Metals Corp.	163,620	4,273,754
		14,856,275
Telecommunication Services—0.6%
Diversified Telecommunication Services—0.3%
Nippon Telegraph & Telephone Corp.	42,400	1,913,639

11 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

		Shares	Value
Diversified Telecommunication Services (Continued)
Spark New Zealand Ltd.		1,044,029	$2,725,959
			4,639,598
Wireless Telecommunication Services—0.3%
Rogers Communications, Inc. , Cl. B		29,132	1,512,224
SK Telecom Co. Ltd.		12,882	2,694,116
			4,206,340
Total Common Stocks (Cost $566,274,878)			610,449,787
Preferred Stocks—2.8%
Grab Holdings, Inc. , H Shares, Preference[1,4]		214,050	1,319,169
Harambee Re Ltd. , 2019-1[1]		3,750,000	3,857,100
Kinesis Re, 2019-1[1]		319,993	3,458,670
Lion Rock Re Ltd. , 2019-1[1,5]		37,500	3,870,870
Mt. Logan Re Ltd. , 2019-1[1,5]		3,750	3,949,797
NCM Re Ltd. , 2019-1[1,5]		3,750,000	3,919,875
Socium Re Ltd. , 2019[1]		2,948,707	2,993,235
Thopas Re Ltd. , 2019-1[1,5]		37,500	3,868,450
Torricelli Re, 2019-1[1,5]		37,500	3,781,461
Turing Re, 2019-1[1]		37,500	3,825,756
Viribus Re Ltd. , 2019-1[1,5]		2,926,109	3,181,851
Zee Entertainment Enterprises Ltd. , 6% Cum. Non-Cv.		629,697	49,435
Total Preferred Stocks (Cost $36,817,100)			38,075,669
		Principal Amount
U. S. Government Obligations—5.8%
United States Treasury Bonds, 2.875%, 8/15/45[6,7]		$17,022,000	18,181,291
United States Treasury Nts.:
1.625%, 2/15/26[6,7]		38,920,000	38,249,542
2.75%, 2/15/28[6,7]		22,488,000	23,856,167
Total U. S. Government Obligations (Cost $77,960,134)			80,287,000
Foreign Government Obligations—17.9%
Belgium—0.6%
Kingdom of Belgium, Series 85, 0.80% Sr. Unsec. Nts. , 6/22/28[2]	EUR	6,315,000	7,623,154
Canada—1.0%
Canada, 1.00% Bonds, 6/1/27	CAD	19,410,000	14,173,212
France—2.3%
French Republic, 0.75% Bonds, 5/25/28[2]	EUR	26,610,000	32,149,693
Germany—1.7%
Bundesrepublik Deutschland Bundesanleihe, 0.50% Bonds,
8/15/27[2]	EUR	19,805,000	23,901,582
Italy—1.6%
Italian Republic, 2.00% Bonds, 2/1/28[2]	EUR	18,360,000	21,484,170

12 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

		Principal Amount	Value
Japan—6.3%
Japan Government Ten Year Bond, 0.10% Sr. Unsec. Nts. , 12/20/28	JPY	9,200,000,000	86,868,526
Netherlands—0.5%
Kingdom of Netherlands, 0.75% Bonds, 7/15/28[2]	EUR	6,070,000	7,429,162
Spain—1.2%
Kingdom of Spain, 1.40% Sr. Unsec. Nts. , 4/30/28[2]	EUR	12,900,000	15,863,614
United Kingdom—2.7%
United Kingdom Gilt, 4.25% Bonds, 12/7/27[2]	GBP	23,345,000	37,079,250
Total Foreign Government Obligations (Cost $248,670,934)			246,572,363
Non-Convertible Corporate Bond and Note—0.0%
Omnicare, Inc. , 4.75%, 12/1/22 (Cost $210,691)		210,000	222,910

Event-Linked Bonds—1.5%
Alturas Re Segregated Account 2019-1 Catastrophe Linked Nts. , 0.00%,
3/10/23[2,8]		3,750,000	3,905,127
Eden Re II Ltd. Catastrophe Linked Nts. , 0.00%, 3/22/23[2,8]		3,750,000	3,914,692
Limestone Re Ltd. Catastrophe Linked Nts. , 0.00%, 9/9/22[2,8]		3,750,000	4,056,466
Sector Re V Ltd. Catastrophe Linked Nts. , 0.00%, 3/1/24[2,8]		4,500,000	4,547,682
Versutus Ltd. , 2019-1, Cl. B Catastrophe Linked Nts. , 0.00%, 12/31/19[8]		3,750,000	3,839,443
Total Event-Linked Bonds (Cost $19,500,000)			20,263,410
		Shares
Investment Companies—26.0%
Invesco Oppenheimer Institutional Government Money Market Fund,
2.29%[9]		52,984,725	52,984,725
Invesco Oppenheimer Master Event-Linked Bond Fund[5]		5,260,419	81,777,948
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund[5]		7,393,313	222,982,320
Total Investment Companies (Cost $349,047,461)			357,744,993
Total Investments, at Value (Cost $1,298,481,198)		98.4%	1,353,616,132
Net Other Assets (Liabilities)		1.6	21,931,350
Net Assets		100.0%	$1,375,547,482

Footnotes to Consolidated Schedule of Investments
1. Non-income producing security.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$173,465,043, which represented 12.61% of the Fund’s Net Assets.
3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
4. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

13 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Schedule of Investments (continued)
	Shares	Gross	Gross	Shares
	October 31, 2018	Additions	Reductions	July 31, 2019
Preferred Stock
Lion Rock Re Ltd. , 2019-1	—	37,500	—	37,500
Mt. Logan Re Ltd. , 2019-1	—	3,750	—	3,750
NCM Re Ltd. , 2019-1	—	3,750,000	—	3,750,000
Thopas Re Ltd. , 2019-1	—	37,500	—	37,500
Torricelli Re, 2019-1	—	37,500	—	37,500
Viribus Re Ltd. , 2019-1	—	2,926,109	—	2,926,109
Investment Companies
Invesco Oppenheimer Master
Event-Linked Bond Fund	10,590,407	—	5,329,988	5,260,419
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	7,885,813	—	492,500	7,393,313

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Preferred Stock
Lion Rock Re Ltd. , 2019-1	$3,870,870	$ —	$ —	$120,870
Mt. Logan Re Ltd. , 2019-1	3,949,797	—	—	199,797
NCM Re Ltd. , 2019-1	3,919,875	—	—	169,875
Thopas Re Ltd. , 2019-1	3,868,450	—	—	118,451
Torricelli Re, 2019-1	3,781,461	—	—	31,461
Viribus Re Ltd. , 2019-1	3,181,851	—	—	181,851
Investment Companies
Invesco Oppenheimer Master
Event-Linked Bond Fund	81,777,948	5,640,258[a]	(3,439,613)[a]	(5,371,843)[a]
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	222,982,320	2,536,883	962,307	18,673,589
Total	$327,332,572	$ 8,177,141	$ (2,477,306)	$14,124,051

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-linked Bond Fund.
6. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $22,172,652.
7. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $7,964,957.
8. Zero coupon bond reflects effective yield on the original acquisition date.
9. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$617,410,215	45.6%
Japan	165,159,120	12.2
France	106,093,308	7.8
United Kingdom	67,916,038	5.0
Germany	58,323,132	4.3
Supranational	53,977,240	4.0

14 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

Geographic Holdings (Continued)					Value		Percent
China					$40,371,631		3.0%
Canada					29,681,010		2.2
Switzerland					28,328,685		2.1
Spain					25,903,563		1.9
Italy					23,271,495		1.7
India					18,666,298		1.4
Netherlands					18,511,880		1.4
Hong Kong					13,553,979		1.0
South Korea					9,244,191		0.7
Sweden					8,645,902		0.6
Belgium					8,143,348		0.6
Russia					7,044,350		0.5
Brazil					6,117,154		0.5
Taiwan					6,102,717		0.5
Mexico					5,588,050		0.4
South Africa					4,806,162		0.4
New Zealand					4,400,837		0.3
Eurozone					3,270,365		0.2
Australia					3,247,528		0.2
Philippines					2,626,595		0.2
Finland					2,233,166		0.2
Denmark					2,027,679		0.2
Thailand					1,764,843		0.1
Peru					1,706,862		0.1
Turkey					1,481,408		0.1
Singapore					1,319,169		0.1
Indonesia					1,181,021		0.1
Chile					995,171		0.1
Austria					948,651		0.1
Ireland					847,593		0.1
Jersey, Channel Islands					776,502		0.1
Colombia					449,173		0.0
Egypt					442,378		0.0
United Arab Emirates					419,208		0.0
Argentina					379,688		0.0
Vietnam					238,827		0.0
Total					$1,353,616,132		100.0%

Forward Currency Exchange Contracts as of July 31, 2019
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's)	Appreciation	Depreciation
BAC	08/2019	MYR	38,545	USD	9,270	$ 57,202	$—
BAC	08/2019	USD	567	ARS	26,980	—	25,404
BAC	08/2019	USD	6,752	CLP	4,629,000	176,208	—
BAC	08/2019	USD	840	INR	59,000	—	11,499
BAC	08/2019	USD	7,963	KRW	9,315,000	117,325	—
BAC	08/2019	USD	3,352	PHP	174,000	—	61,147
BOA	08/2019	HUF	92,000	USD	321	—	8,046
BOA	08/2019	IDR	148,228,000	USD	10,327	157,737	—
BOA	08/2019	MXN	111,200	USD	5,754	22,756	—

15 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)		Purchased (000’s)		(000’s)	Appreciation	Depreciation
BOA	08/2019	THB	48,000	USD	1,541	$21,185	$ —
BOA	08/2019	TWD	465,000	USD	14,977	—	31,848
CITNA-B	08/2019	BRL	51,700	USD	13,618	—	88,850
CITNA-B	08/2019	RUB	216,300	USD	3,357	27,152	—
CITNA-B	08/2019	USD	13,638	BRL	51,700	90,947	—
CITNA-B	08/2019	USD	40,563	GBP	31,936	1,675,867	—
CITNA-B	08/2019	USD	1,531	PEN	5,080	—	4,959
DEU	08/2019	CAD	9,130	USD	6,871	50,644	—
DEU	08/2019	USD	13,809	CAD	18,350	—	101,787
DEU	08/2019	USD	3,446	CHF	3,410	9,242	—
DEU	08/2019	USD	96,529	JPY	10,367,000	1,052,809	—
DEU	08/2019	USD	9,242	NZD	14,080	—	8,248
DEU	08/2019	USD	4,679	PLN	17,730	101,651	—
GSCO-OT	08/2019	ZAR	189,870	USD	13,117	77,079	—
HSBC	08/2019	ILS	6,010	USD	1,681	32,821	—
HSBC	08/2019	USD	5,866	HKD	45,880	2,565	—
HSBC	08/2019	USD	1,474	RON	6,215	19,908	—
JPM	08/2019	AUD	9,507	USD	6,548	—	40,439
JPM	08/2019	BRL	51,700	USD	13,429	117,672	—
JPM	08/2019	COP	22,057,000	USD	6,780	—	68,352
JPM	08/2019	NOK	18,230	USD	2,099	—	39,234
JPM	08/2019	SGD	5,290	USD	3,884	—	33,136
JPM	08/2019	USD	267	DKK	1,765	5,112	—
JPM	08/2019	USD	8,606	SEK	81,220	182,621	—
MOS	08/2019	TRY	37,330	USD	6,229	387,065	—
MOS	08/2019	USD	174,526	EUR	154,380	3,265,636	—
Total Unrealized Appreciation and Depreciation					$ 7,651,204		$ 522,949

Futures Contracts as of July 31, 2019
							Unrealized
	Expiration		Number		Notional Amount	Appreciation/
Description	Buy/Sell	Date	of Contracts		(000's)	Value	(Depreciation)
Canadian Bonds,
10 yr.	Buy	9/19/19	36		CAD 3,868	$3,881,770	$ 13,856
E-Mini Russell
2000 Index	Buy	9/20/19	564		USD 43,369	44,462,940	1,094,262
Euro-BUND	Buy	9/6/19	106		EUR 20,056	20,543,064	486,853
Long Gilt	Buy	9/26/19	88		GBP 13,857	14,215,041	358,506
MSCI Emerging
Market Index	Sell	9/20/19	545		USD 28,003	27,947,600	55,715
Nikkei 225 Index	Sell	9/12/19	136		JPY 26,514	26,939,976	(425,629)
S&P 500 E-Mini
Index	Buy	9/20/19	476		USD 69,308	70,977,550	1,669,707
S&P/TSX 60 Index	Buy	9/19/19	51		CAD 7,541	7,562,282	20,935
SPI 200 Index	Buy	9/19/19	78		AUD 8,711	9,003,842	293,237
Stoxx Europe 600
Index	Sell	9/20/19	6,920		EUR 146,077	147,233,656	(1,156,497)

16 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

Futures Contracts (Continued)
													Unrealized
			Expiration	Number		Notional Amount							Appreciation/
Description	Buy/Sell		Date	of Contracts		(000’s)					Value			(Depreciation)
United States
Treasury Long
Bonds		Buy	9/19/19	227		USD 34,568		$			35,319,781			$751,547
United States
Treasury Nts. , 10 yr.		Buy	9/19/19	219		USD 27,605			27,905,391					300,759
United States
Treasury Nts. , 5 yr.		Buy	9/30/19	176		USD 20,573			20,689,625					116,599
United States Ultra
Bonds		Buy	9/19/19	244		USD 42,296					43,325,250		1,028,892
													$4,608,742

Centrally Cleared Interest Rate Swaps at July 31, 2019
Pay/Receive						Notional					Premium			Unrealized
Counter-	Floating		Floating	Fixed	Maturity	Amount					Received /		Appreciation/
party	Rate		Rate	Rate	Date	(000	's)		(Paid)				Value	(Depreciation)
		Three-Month USD
BOA	Receive		BBA LIBOR	2.702%	2/25/29	USD 58,960		$			—		$(4,200,817)	$ (4,200,817)
MSCO	Receive		BP0006M	1.145	5/28/29	GBP 41,440		19,220					(1,504,380)	(1,485,160)
MSCO	Receive		CDOR03	2.416	2/21/29	CAD 76,290			—				(2,690,759)	(2,690,759)
MSCO	Pay		STIB3M	0.945	2/25/29	SEK 496,310			—				3,151,248	3,151,248
MSCO	Pay		EUR006M	0.665	2/25/29	EUR 46,260			—					3,698,033
UBS	Pay		BBSW6M	1.771	5/29/29	AUD 77,560			—				1,853,404	1,853,404
Total Centrally Cleared Interest Rate Swaps								$19,220					$306,729	$ 325,949

Over-the-Counter Total Return Swaps at July 31, 2019
		Pay/Receive				Notional								Unrealized
	Counter-		Total			Maturity			Amount				Appreciation/
Reference Asset		party	Return*	Floating Rate		Date		(000's)			Value			(Depreciation)
				Three-Month
				USD-LIBOR-BBA
M1WDU00G Index		JPM	Pay	minus 69 bps		8/16/19			USD	387,499		$(17,550,323)		$(17,550,323)
				Three-Month
				USD-LIBOR-BBA
NDUEACWZ Index		JPM	Receive	minus 26 bps		8/16/19			USD	380,199		10,641,679		10,641,679
Russell 1000			One-Month USD-
Growth Index Total				LIBOR-BBA plus
Return		BOA	Pay	17bps		10/17/19			USD	53,029		339,021		339,021
Total Over-the-Counter Total Return Swaps									$ (6,569,623)					$(6,569,623)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc

INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Counterparty Abbreviations (Continued)
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co. , Inc.
MSCO	Morgan Stanley Capital Services, Inc.
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Definitions
ACWI	All Country World Index
ASX	Australian Securities Exchange
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BBSW6M	ASX Australian Bank Bill Short Term 6 Month Mid
BP0006M	ICE LIBOR GBP 6 Month

18 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

Definitions (Continued)
BUND	German Federal Obligation
CDOR03	Canada Bankers Acceptance 3 Months
EUR006M	Euro Interbank Offered Rate 6 Months
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
M1WDU00G	MSCI ACWI ex USA Growth Net Total Return USD Index
MSCI	Morgan Stanley Capital International
NDUEACWZ	MSCI ACWI ex USA Net Total Return USD Index
S&P	Standard & Poor's
SPI	Swiss Performance Index
STIB3M	Stockholm Interbank Offered Rates 3 Month
TSX 60	60 largest companies on the Toronto Stock Exchange

19 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$71,683,769	$ 82,731,129	$ —	$ 154,414,898
Consumer Staples	18,149,165	35,076,571	—	53,225,736
Energy	865,733	14,172,792	—	15,038,525
Financials	28,337,486	51,496,932	—	79,834,418
Health Care	39,462,597	26,626,839	—	66,089,436
Industrials	21,989,109	68,132,696	—	90,121,805
Information Technology	55,601,002	58,190,403	—	113,791,405
Materials	13,079,051	16,008,575	—	29,087,626
Telecommunication Services	1,512,224	7,333,714	—	8,845,938
Preferred Stocks	3,042,670	33,713,830	1,319,169	38,075,669
U. S. Government Obligations	—	80,287,000	—	80,287,000
Foreign Government Obligations	—	246,572,363	—	246,572,363
Non-Convertible Corporate Bond
and Note	—	222,910	—	222,910
Event-Linked Bonds	—	20,263,410	—	20,263,410
Investment Companies	275,967,045	81,777,948	—	357,744,993
Total Investments, at Value	529,689,851	822,607,112	1,319,169	1,353,616,132
Other Financial Instruments:
Swaps, at value	—	10,980,700	—	10,980,700
Centrally cleared swaps, at value	—	8,702,685	—	8,702,685
Futures contracts	6,190,868	—	—	6,190,868
Forward currency exchange contracts	—	7,651,204	—	7,651,204
Total Assets	$535,880,719	849,941,701	$ 1,319,169	$ 1,387,141,589

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$ (17,550,323	$ —	$ (17,550,323)
Centrally cleared swaps, at value	—	(8,395,956)	—	(8,395,956)
Futures contracts	(1,582,126)	—	—	(1,582,126)
Forward currency exchange contracts	—	(522,949)	—	(522,949)
Total Liabilities	$(1,582,126	$ (26,469,228	$ —	$ (28,051,354)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

20 INVESCO OPPENHEIMER GLOBAL ALLOCATION FUND